Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001725295
Document Type	N-CSRS
Entity Registrant Name	Tax-Exempt Private Credit Fund, Inc.
Document Period End Date	Mar. 31, 2025
Amendment Flag	false